Derivatives, Gains (Losses) Recognized on Cash Flow Hedging Relationships (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Total amounts presented in the consolidated statement of income and other comprehensive income
Loans	$ 34,109	$ 44,146	$ 43,974
Long-term debt	(4,471)	(7,350)	(6,703)
Total recorded in OCI, Derivative gains (losses)	198	275	(238)
Cash flow hedging [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	219	299	294
Net unrealized gains (losses) (pre-tax) recognized in OCI	10	(21)	(278)
Total gains (losses) (pre-tax) recognized on cash flow hedges	229	278	16
Cash flow hedging [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	211	290	291
Net unrealized gains (losses) (pre-tax) recognized in OCI	0	0	(266)
Total gains (losses) (pre-tax) recognized on cash flow hedges	211	290	25
Cash flow hedging [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Reclassification of net (gains) losses to net income on cash flow hedges, before tax	8	9	3
Net unrealized gains (losses) (pre-tax) recognized in OCI	10	(21)	(12)
Total gains (losses) (pre-tax) recognized on cash flow hedges	18	(12)	(9)
Cash flow hedging [Member] | Loans [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gains (losses) (pre-tax) on interest rate contracts	(215)	(291)	(292)
Cash flow hedging [Member] | Loans [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(215)	(291)	(292)
Total gains (losses) (pre-tax) on interest rate contracts	(215)	(291)	(292)
Cash flow hedging [Member] | Loans [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	0	0	0
Total gains (losses) (pre-tax) on interest rate contracts	0	0	0
Cash flow hedging [Member] | Long-term debt [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gains (losses) (pre-tax) on interest rate contracts	(4)	(8)	(2)
Cash flow hedging [Member] | Long-term debt [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	4	1	1
Total gains (losses) (pre-tax) on interest rate contracts	4	1	1
Cash flow hedging [Member] | Long-term debt [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(8)	(9)	(3)
Total gains (losses) (pre-tax) on interest rate contracts	(8)	(9)	(3)
Cash flow hedging [Member] | Derivative gains (losses) [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Total gains (losses) (pre-tax) on interest rate contracts	(219)	(299)	(294)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Interest rate contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(211)	(290)	(291)
Total gains (losses) (pre-tax) on interest rate contracts	(211)	(290)	(291)
Cash flow hedging [Member] | Derivative gains (losses) [Member] | Foreign exchange contracts [Member]
Gains (losses) recognized on cash flow hedging relationships [Abstract]
Realized gains (losses) (pre-tax) reclassified from OCI into net income	(8)	(9)	(3)
Total gains (losses) (pre-tax) on interest rate contracts	$ (8)	$ (9)	$ (3)